Income tax (Details)	3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended	9 Months Ended	36 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Beijing Jiachenhong [Member]	Dec. 31, 2011 Beijing Jiachenhong [Member]	Dec. 31, 2013 Beijing Jiachenhong [Member]	Sep. 30, 2013 Guangzhou Nuoya [Member]	Dec. 31, 2012 Guangzhou Nuoya [Member]	Jan. 01, 2008 PRC [Member]	Jan. 01, 2008 PRC Subsidiaries [Member]
Income Tax [Line Items]
Effective income tax rate	44.10%	23.60%	34.90%	19.50%
Preferential income tax rate							15.00%		15.00%
Applicable income tax rate					25.00%	24.00%		25.00%		25.00%	25.00%